Statement of Additional Information
(SAI) Supplement

American Century Asset Allocation Portfolios, Inc. (SAI dated December 1, 2016)
American Century Capital Portfolios, Inc. (SAIs dated March 1, 2016 and August 1, 2016)
American Century Growth Funds, Inc. (SAI dated December 1, 2016)
American Century Mutual Funds, Inc. (SAI dated December 1, 2016)
American Century Strategic Asset Allocations, Inc. (SAI dated April 1, 2016)
American Century Variable Portfolios, Inc. (SAI dated May 1, 2016)
American Century World Mutual Funds, Inc. (SAI dated March 29, 2016)

Supplement dated January 7, 2017

The following entry is added to the Independent Directors section of the Management table in each SAI.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Thomas W. Bunn(1953)	Advisory Board Director	Since 2017	Retired	81	SquareTwo Financial (since 2010); Barings (formerly Babson Capital Funds Trust) (2013 to 2016)
The following entry is added to the Qualifications of Directors section in each SAI:
Thomas W. Bunn: BS in Business Administration, Wake Forest University; MBA in Finance, University of North Carolina at Chapel Hill; formerly Vice Chairman and President, KeyCorp (banking services); 23 years of experience in investment management and commercial and corporate banking managing directorship roles with Bank of America

The following is added as a new section after the Responsibilities of The Board section in each SAI:
The Advisory Board
The funds also have an Advisory Board. Members of the Advisory Board, if any, function like fund directors in many respects, but do not possess voting power. Advisory Board members attend all meetings of the Board of Directors and the independent Directors and receive any materials distributed in connection with such meetings. Advisory Board members may be considered as candidates to fill vacancies on the Board of Directors.
Effective January 1, 2017, committee membership under the Board Leadership Structure and Standing Board Committees section in each SAI includes:
Audit Committee: John R. Whitten (chair), Andrea C. Hall, Jan M. Lewis and James A. Olson
Governance Committee: M. Jeannine Strandjord (chair), Barry Fink, Andrea C. Hall, Jan M. Lewis, James A. Olson, John R. Whitten and Stephen E. Yates
Compliance and Shareholder Services Committee: Barry Fink (chair), M. Jeannine Strandjord and Stephen E. Yates
Fund Performance Review Committee: Jan M. Lewis (chair), Barry Fink, Andrea C. Hall, James A. Olson, M. Jeannine Strandjord, John R. Whitten and Stephen E. Yates
Executive Committee: James A. Olson (chair), Andrea C. Hall and Jonathan S. Thomas

©2017 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-91135